Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cost
Disclosure Of Intangible Assets [Line Items]
Intangible assets	$ 179,918		$ 179,918		$ 135,793	$ 101,289
Cost | Internally Generated Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets	122,257		122,257		94,520	60,255
Cost | Acquired Intangible Asset
Disclosure Of Intangible Assets [Line Items]
Intangible assets	41,273		41,273		41,273	41,034
Cost | Acquired in a Business Combination Intangible Asset
Disclosure Of Intangible Assets [Line Items]
Intangible assets	16,388		16,388
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(83,475)		(83,475)		(61,828)	(37,971)
Accumulated Amortization | Internally Generated Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(69,299)		(69,299)		(50,883)	(30,096)
Accumulated Amortization | Acquired Intangible Asset
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(13,153)		(13,153)		(10,945)	(7,875)
Intangible assets	96,443		96,443		73,965	63,318
Amortisation, intangible assets other than goodwill	(7,257)	$ (5,540)	(21,647)	$ (15,179)	(23,857)
Internally Generated Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets	52,958		52,958		43,637	30,159
Additions			27,737		34,265
Amortisation, intangible assets other than goodwill			(18,416)		(20,787)
Acquired Intangible Asset
Disclosure Of Intangible Assets [Line Items]
Intangible assets	28,120		28,120		30,328	$ 33,159
Additions			0		239
Amortisation, intangible assets other than goodwill			(2,208)		$ (3,070)
Acquired Intangible Asset Amortisation
Disclosure Of Intangible Assets [Line Items]
Amortisation, intangible assets other than goodwill			(1,023)
Acquired in a Business Combination Intangible Asset
Disclosure Of Intangible Assets [Line Items]
Intangible assets	$ 15,365		15,365
Amortisation, intangible assets other than goodwill			(1,023)
Acquisitions through business combinations, intangible assets and goodwill			$ 16,388